Subsequent Events - Schedule of Unaudited Pro Forma Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Unaudited Pro Forma Information Abstract
Unaudited pro forma revenue	$ 286,786,289	$ 252,275,930	$ 225,720,027
Unaudited pro forma net income	$ 8,083,117	$ 3,527,810	$ 6,557,743